DEPOSIT WITH BANKS (Details Narrative)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Maturies Date	270 years
Bank interest rates	1.98%		4.64%
Minimum
Maturies Date		120 years	120 years
Bank interest rates		1.98%
Maximum
Maturies Date		270 years	365 years
Bank interest rates		4.64%